Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Repurchase Agreements	R$ 70,269,484	R$ 84,894,642
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	24,483,969	22,083,244
Linked to judicial deposits and other guarantees	19,296,763	12,736,275
Total	R$ 114,050,216	R$ 119,714,161